Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Amounts due from/due to related parties

As of December 31, 2015 and 2016, amounts due from/due to related parties were as follows:

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
	(In thousands)
Amounts due from related parties, current:
Qunar (i)	1,869,380	24,985	3,599
Ctrip (ii)	30,950	286,533	41,269
Other related parties (ii)	40,229	34,076	4,908

Total	1,940,559	345,594	49,776

Amounts due from related parties, non-current:
Other related parties (iii)	9,725	11,153	1,606

Amounts due to related parties, current:
Qunar (iv)	711,433	274,968	39,604
Ctrip	6,966	124,705	17,961
Other related parties	67,546	59,014	8,500

Total	785,945	458,687	66,065

(i)

The balance as of December 31, 2015 mainly represents short-term interest-bearing loans of RMB1,774.00 million provided by the Company to Qunar, which was a majority-owned subsidiary of the Company prior to October 26, 2015 and became a majority-owned subsidiary of Ctrip on December 31, 2015. These loans were fully repaid in March 2016.

(ii)	Balances in connection with services provided between the Company and its equity method investees arose in the ordinary course of business.
(iii)

The balances mainly represent rental deposits paid in advance to the related party of one of the executive officers. Pursuant to the rental agreements, certain subsidiaries of the Company rent an office building owned by the family members of the executive officer.

(iv)	The balance as of December 31, 2015 mainly represents a short-term interest-bearing loan provided by Qunar to the Company of US$100.00 million in October 2015. The loan was fully repaid in March 2016.